Principal subsidiaries, investments in associates and joint ventures - Summary of principal subsidiaries, investments in associates and joint ventures (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TMBThanachart Bank Public Company Limited
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Interest held	23.00%	23.00%
ING Bank N.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
Bank Mendes Gans NV
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group		100.00%
ING Belgium S.A./N.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Luxembourg S.A.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING-DiBa AG
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank Slaski S.A.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	75.00%	75.00%
Proportion of ownership interests held by non-controlling interests		25.00%
ING Financial Holdings Corporation
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank A.S.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank (Australia) Ltd
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Commercial Finance B.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING GroenBank N.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group		100.00%